Stock-based compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RSUs (in number of shares)
Beginning balance	775,251	669,760	1,264,703
Granted (in shares)	788,556	892,367	622,781
Vested (in shares)	(510,903)	(588,531)	(1,021,791)
Forfeited (in shares)	(50,666)	(198,345)	(195,933)
Ending balance	1,002,238	775,251	669,760
Weighted average grant-date fair value
Beginning balance (in dollars per share)	$ 7.38	$ 10.74	$ 9.60
Granted (in dollars per share)	8.73	6.17	11.36
Vested (in dollars per share)	17.84	7.88	7.30
Cancelled (in dollars per share)	7.92	9.21	11.22
Ending balance (in dollars per share)	$ 7.86	$ 7.38	$ 10.74